Debt	12 Months Ended
Dec. 31, 2017
Debt
Debt

Note 18. Debt

	Consolidated Group
	December 31, 2017
Skr mn	Total debt excluding -senior securities issued	Total senior - -securities issued	Total
Exchange-rate related contracts	—	33,016	33,016
Interest rate related contracts	2,317	188,607	190,924
Equity related contracts	—	779	779
Contracts related to raw materials, credit risk etc	—	114	114

Total debt outstanding	2,317	222,516	224,833

of which denominated in:
Skr			1,116
USD			119,112
JPY			32,988
EUR			29,191
Other currencies			42,426

	Consolidated Group
	December 31, 2016
Skr mn	Total debt excluding -senior securities issued	Total senior - -securities issued	Total
Exchange-rate related contracts	—	42,052	42,052
Interest rate related contracts	3,756	183,090	186,846
Equity related contracts	—	23,906	23,906
Contracts related to raw materials, credit risk etc	—	144	144

Total debt outstanding	3,756	249,192	252,948

of which denominated in:
Skr			1,594
USD			140,749
JPY			34,659
EUR			28,810
Other currencies			47,137

Contracts have been categorized based on the contracts’ main properties. If all properties were taken into account, a transaction could be contained in several categories.

SEK has the following major Borrowing programs in place:

	Value outstanding (1)
Skr mn	December 31, 2017	December 31, 2016
Medium-term note program:
Unlimited Euro Medium-Term Note Programme	98,189	111,358
Unlimited SEC-registered U.S. Medium-Term Note Programme	111,444	128,641
Unlimited Swedish Medium-Term Note Programme	256	371
Unlimited MTN/STN AUD Debt Issuance Programme	3,607	3,353
Commercial paper program:
USD 3,000,000,000 U.S. Commercial Paper Programme	1,637	—

(1)	Amortized cost excluding fair value adjustments.

Liabilities in financing activities

			Non-cash items
Skr mn	December31, 2016	Cash flow	Exchange-rate difference	-Unrealized changes in fair value	December 31, 2017
Senior debt	252,948	-9,919	-18,254	58	224,833
Subordinated debt	2,266	—	-219	-7	2,040
Derivatives - net	10,067	-4,931	3,894	-353	8,677

Total liabilities in financing activities	265,281	-14,850	-14,579	-302	235,550